Expense Example, No Redemption - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Hedged Equity Fund - Class I
Expense Example, No Redemption:
1 Year	$ 56
3 Years	185
5 Years	328
10 Years	744
Fidelity Advisor Hedged Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	51
3 Years	166
5 Years	292
10 Years	661
Fidelity Advisor Hedged Equity Fund - Class C
Expense Example, No Redemption:
1 Year	158
3 Years	497
5 Years	861
10 Years	1,683
Fidelity Advisor Hedged Equity Fund - Class M
Expense Example, No Redemption:
1 Year	453
3 Years	679
5 Years	925
10 Years	1,628
Fidelity Advisor Hedged Equity Fund - Class A
Expense Example, No Redemption:
1 Year	652
3 Years	823
5 Years	1,009
10 Years	$ 1,548